1316034

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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PROCESSED
FEB 01 2005
THOMSON FINANCIAL

SEC MAIL RECEIVED PROCESSING
JAN 28 2005
WASH, D.C. 202 SECTION

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [X] New Filing [ ] Amendment

05002871

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)
Costa Reit Mid-South LLC

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
12 East Eager Street, Baltimore, Maryland 21202, (410) 727-6444

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
(if different from Executive Offices)

Brief Description of Business
Land acquisition, real estate speculation, commercial and residential development and financing in Central America.

Type of Business Organization

[ ] corporation [ ] limited partnership, already formed [X] other (please specify):
[ ] business trust [ ] limited partnership, to be formed **limited liability company**

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	[08]	[2004]	[X] Actual	[ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [M] [D]

Check Box(es) that Apply: [X] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [X] General and/or Managing Partner (Managing Member)

Full Name (Last name first, if individual)
M. Barry Strudwick

Business or Residence Address (Number and Street, City, State, Zip Code)
12 East Eager Street, Baltimore, Maryland 21202

Check Box(es) that Apply: [X] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
William Ramirez

Business or Residence Address (Number and Street, City, State, Zip Code)
P.O. Box 831-1007, Centro Colon, San Jose, Costa Rica

Check Box(es) that Apply: [X] Promoter [ ] Beneficial Owner [X] Executive Officer [] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Daniel Thompson Somerville

Business or Residence Address (Number and Street, City, State, Zip Code)
12 East Eager Street, Baltimore, Maryland 21202

Check Box(es) that Apply: [X] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Dr. Alfred E. McNair, Jr.

Business or Residence Address (Number and Street, City, State, Zip Code)
3617 Perryman Road, Ocean Springs, Mississippi 39564

Check Box(es) that Apply: [X] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Mr. Michael Torino

Business or Residence Address (Number and Street, City, State, Zip Code)
520 East Avenue, Madison, Georgia 30650

A. BASIC IDENTIFICATION DATA CONTINUED

Check Box(es) that Apply:	[X] Promoter	[ ] Beneficial Owner	[X] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Dr. Laurence Rosen

Business or Residence Address (Number and Street, City, State, Zip Code)
411 Hillyer High Road, Anniston, Alabama 36201

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........	[ ]	[X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?...................... **$50,000.00**

	Yes	No
3. Does the offering permit joint ownership of a single unit?..	[X]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only. **N/A**

Full Name (Last name first, if individual) **N/A**

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual) **N/A**

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	**N/A**	**N/A**
Regulation A	**N/A**	**N/A**
Rule 504	**N/A**	**N/A**
Total	**N/A**	**N/A**

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$__________
Printing and Engraving Costs	**[X]**	**$ 1,000.00**
Legal Fees	**[X]**	**$ 10,000.00**
Accounting Fees	[ ]	$__________
Engineering Fees	[ ]	$__________
Sales Commissions (specify finders' fees separately)	[ ]	$__________
Other Expenses (identify)	[ ]	$__________
Total	**[X]**	**$ 11,000.00**

Note: No "Finders Fees" or "Sales Commissions" have been or will be paid.

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... **$ 39,000.00**

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[ ]$ 0	[ ]$ 0
Purchase of real estate	[ ]$ 0	[ ]$ 0
Purchase, rental or leasing and installation of machinery and equipment	[ ]$ 0	[ ]$ 0
Construction or leasing of plant buildings and facilities........	[ ]$ 0	[ ]$ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ]$ 0	[ ]$ 0
Repayment of indebtedness	[ ]$ 0	[ ]$ 0
Working capital	[ ]$ 0	[ ]$ 0
Other (specify): Investment in Property Owning Companies in Central America	[ ]$	**[X]$ 39,000.00**
	[ ]$ 0	[ ]$ 0
Column Totals	[ ]$ 0	[ ]$ 0
Total Payments Listed (column totals added)	**$ 39,000.00**	

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS		X	**Limited liability company interests**	**1**	**$50,000.00**	**0**	**0**		**X**
MO									
MT									
NE									
NV									

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									